Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenue	[1]	$ 13,366	$ 12,586	$ 11,737
Operating Expenses
Electric fuel and other energy-related purchases		2,814	2,301	2,333
Purchased electric capacity		122	6	99
Purchased (excess) gas		645	701	459
Other operations and maintenance		3,458	3,200	3,279
Depreciation and amortization		2,000	1,905	1,559
Other taxes		703	668	596
Impairment of assets and related charges		403	15	4
Gains on sales of assets		(380)	(147)	(40)
Total operating expenses		9,765	8,649	8,289
Income from operations		3,601	3,937	3,448
Earnings from equity method investees		197	(18)	111
Other income		1,021	358	429
Interest and related charges		1,493	1,205	1,010
Income from operations including noncontrolling interests before income tax expense (benefit)		3,129	3,090	2,867
Income tax expense (benefit)		580	(30)	655
Net Income Including Noncontrolling Interests		2,549	3,120	2,212
Noncontrolling Interests		102	121	89
Net Income		$ 2,447	$ 2,999	$ 2,123
Earnings Per Common Share
Net income attributable to Dominion Energy - Basic		$ 3.74	$ 4.72	$ 3.44
Net income attributable to Dominion Energy - Diluted		$ 3.74	$ 4.72	$ 3.44
Virginia Electric and Power Company
Operating Revenue	[2]	$ 7,619	$ 7,556	$ 7,588
Operating Expenses
Electric fuel and other energy-related purchases		2,318	1,909	1,973
Purchased electric capacity		122	6	99
Affiliated suppliers		305	309	310
Other		1,371	1,169	1,547
Depreciation and amortization		1,132	1,141	1,025
Other taxes		300	290	284
Total operating expenses		5,548	4,824	5,238
Income from operations		2,071	2,732	2,350
Other income		22	76	56
Interest and related charges		511	494	461
Income from operations including noncontrolling interests before income tax expense (benefit)		1,582	2,314	1,945
Income tax expense (benefit)		300	774	727
Net Income		1,282	1,540	1,218
Dominion Energy Gas Holdings, LLC
Operating Revenue	[3]	1,996	1,523	1,374
Operating Expenses
Purchased (excess) gas		(10)	109	92
Other energy-related purchases		4	4	5
Affiliated suppliers		132	123	82
Other		584	449	365
Depreciation and amortization		333	242	191
Other taxes		120	99	82
Impairment of assets and related charges		163	15
Gains on sales of assets		(117)	(70)	(44)
Total operating expenses		1,209	971	773
Income from operations		787	552	601
Earnings from equity method investees		54	47	44
Other income		89	62	43
Interest and related charges	[3]	174	60	65
Income from operations including noncontrolling interests before income tax expense (benefit)		756	601	623
Income tax expense (benefit)		124	(65)	197
Net Income from continuing operations		632	666	426
Net Income from discontinued operations	[4]	24	163	152
Net Income Including Noncontrolling Interests		656	829	578
Noncontrolling Interests		175	126	101
Net Income		$ 481	$ 703	$ 477

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.
[4]	Includes income tax expense of less than $1 million, $91 million and $80 million in 2018, 2017 and 2016, respectively.